Accumulated other comprehensive income (loss) (Tables)	6 Months Ended
Jun. 30, 2024
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss)	AOCI consists of the following balances, net of tax:

	Foreign currency cumulative translation	Unrealized gain (loss) on cash flow hedges	Pension and post-employment actuarial changes	Total
Balance, January 1, 2023	$(98,467)	$(97,809)	$36,213	$(160,063)
OCI	(3,788)	57,351	8,395	61,958
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations	(1,598)	2,136	(3,702)	(3,164)
Net current period OCI	$(5,386)	$59,487	$4,693	$58,794
OCI attributable to the non-controlling interests	(1,017)	—	—	(1,017)
Net current period OCI attributable to shareholders of AQN	(6,403)	59,487	4,693	57,777
Balance, December 31, 2023	$(104,870)	$(38,322)	$40,906	$(102,286)
OCI	4,690	45,698	—	50,388
Amounts reclassified from AOCI to the unaudited interim condensed consolidated statements of operations	(274)	(7,046)	(5,174)	(12,494)
Net current period OCI	$4,416	$38,652	$(5,174)	$37,894
OCI attributable to the non-controlling interests	1,022	—	—	1,022
Net current period OCI attributable to shareholders of AQN	$5,438	$38,652	$(5,174)	$38,916
Balance, June 30, 2024	$(99,432)	$330	$35,732	$(63,370)